COLUMBIA FUNDS SERIES TRUST I

Registration No. 333-170367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(b) do not differ from the prospectus and statement of additional information contained in the Trust’s Post-Effective Amendment No. 1 under the Securities Act of 1933, the text of which was filed electronically on December 29, 2010.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 30th day of December, 2010.

COLUMBIA FUNDS SERIES TRUST I

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary